Commitments and Contingencies (Guarantees, Surety Bonds and Letters of Credit) (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) Guarantee
Guarantee Obligations [Line Items]
Guarantee liability	$ 4,343,000,000	[1],[2]
Financial Guarantee | Equity Method Investee | Cove Point
Guarantee Obligations [Line Items]
Number of Guarantee | Guarantee	4
Guarantees with Maximum Limit [Member] | Equity Method Investee | Cove Point
Guarantee Obligations [Line Items]
Number of Guarantee | Guarantee	2
Guarantee liability	$ 1,900,000,000
Guarantees with No Maximum Limit [Member] | Equity Method Investee | Cove Point
Guarantee Obligations [Line Items]
Number of Guarantee | Guarantee	2
Guarantee liability	$ 0
Additional Guarantees [Member]
Guarantee Obligations [Line Items]
Guarantee liability	20,000,000
Surety Bond
Guarantee Obligations [Line Items]
Guarantee liability	249,000,000
Surety Bond | Virginia Electric and Power Company
Guarantee Obligations [Line Items]
Guarantee liability	172,000,000
Held for sale [Member]
Guarantee Obligations [Line Items]
Guarantee liability	39,000,000
Financial Standby Letter of Credit
Guarantee Obligations [Line Items]
Guarantee liability	$ 202,000,000

[1]	Excludes Dominion Energy’s guarantee of an offshore wind installation vessel discussed in Note 15.
[2]	In July 2016, Dominion Energy signed an agreement with a lessor to construct and lease a new corporate office property in Richmond, Virginia. The lessor provided equity and obtained financing commitments from debt investors, totaling $365 million, which funded total project costs. The project became substantially complete in August 2019 at which point the facility was available for Dominion Energy’s use and the five-year lease term commenced. At the end of the initial lease term, Dominion Energy can (i) extend the term of the lease for an additional five years, subject to the approval of the participants, at current market terms, (ii) purchase the property for an amount equal to the project costs or, (iii) subject to certain terms and conditions, sell the property on behalf of the lessor to a third party using commercially reasonable efforts to obtain the highest cash purchase price for the property. If the project is sold and the proceeds from the sale are insufficient to repay the investors for the project costs, Dominion Energy may be required to make a payment to the lessor, up to 87% of project costs, for the difference between the project costs and sale proceeds. At December 31, 2022, no amounts have been recorded related to this guarantee.